Segment Information (Summary Of Net Operating Income (Loss) Available To Company's Common Stockholders For Segments And Corporate And Other Activities) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net operating income									$ 129	$ 35	$ 145
Net investment gains (losses), net of taxes and other adjustments									(116)	(89)	(649)
Gain on sale of business, net of taxes									36		4
Net tax benefit related to separation from our former parent								106		106
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	142	(16)	(136)	59	(209)	76	24	161	49	52	(504)
Add: net income attributable to noncontrolling interests									139	143	61
Net income (loss)	175	20	(100)	93	(174)	115	59	195	188	195	(443)
Life Insurance
Segment Reporting Information [Line Items]
Net operating income									211	106	166
Long-term Care Insurance
Segment Reporting Information [Line Items]
Net operating income									99	121	156
Fixed Annuities
Segment Reporting Information [Line Items]
Net operating income									78	82	(9)
U.S. Life Insurance
Segment Reporting Information [Line Items]
Net operating income									388	309	313
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									356	215	(183)
Net income (loss)									356	215	(183)
International Protection
Segment Reporting Information [Line Items]
Net operating income									91	70	56
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									90	73	45
Net income (loss)									90	73	45
Wealth Management
Segment Reporting Information [Line Items]
Net operating income									47	40	28
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									47	40	28
Net income (loss)									47	40	28
Canada Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income									159	176	202
Australia Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income									196	203	146
Other Countries
Segment Reporting Information [Line Items]
Net operating income									(27)	(17)	(23)
International Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income									328	362	325
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									353	369	331
Add: net income attributable to noncontrolling interests									139	143	61
Net income (loss)									492	512	392
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income									(513)	(585)	(460)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									(483)	(564)	(428)
Net income (loss)									(483)	(564)	(428)
Runoff
Segment Reporting Information [Line Items]
Net operating income									27	23	67
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									(37)	19	(46)
Net income (loss)									(37)	19	(46)
Corporate And Other
Segment Reporting Information [Line Items]
Net operating income									(239)	(184)	(184)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									(277)	(100)	(251)
Net income (loss)									$ (277)	$ (100)	$ (251)